32 Operating Costs and Expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating costs and expenses [line items]
Personnel and management	R$ 1,325,382	R$ 1,357,785		R$ 1,343,344
Personnel [Member]
Disclosure of operating costs and expenses [line items]
Personnel and management	1,299,522	1,330,417		1,314,468
Personnel [Member] | Salaries And Management Fees [Member]
Disclosure of operating costs and expenses [line items]
Personnel and management	746,415	794,966		806,119
Personnel [Member] | Social Charges On Payroll [Member]
Disclosure of operating costs and expenses [line items]
Personnel and management	241,025	261,459		266,183
Personnel [Member] | Meal And Education Allowance [Member
Disclosure of operating costs and expenses [line items]
Personnel and management	113,021	113,177		119,881
Personnel [Member] | Provisons For Profit Sharing [Member]
Disclosure of operating costs and expenses [line items]
Personnel and management	155,544	91,526	[1]	68,817	[1]
Personnel [Member] | Voluntary Retirement Program [Member]
Disclosure of operating costs and expenses [line items]
Personnel and management	43,517	69,289		53,468
Management [Member]
Disclosure of operating costs and expenses [line items]
Personnel and management	25,860	27,368		28,876
Management [Member] | Salaries And Management Fees [Member]
Disclosure of operating costs and expenses [line items]
Personnel and management	19,867	21,422		22,895
Management [Member] | Social Charges On Payroll [Member]
Disclosure of operating costs and expenses [line items]
Personnel and management	5,745	5,695		5,635
Management [Member] | Other Expenses [Member]
Disclosure of operating costs and expenses [line items]
Personnel and management	R$ 248	R$ 251		R$ 346

[1]	According to Federal Law No. 10,101/2000, State Decree No. 1,978/2007 and State Law No. 16,560/2010.